UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005
Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: November 30, 2016 – May 31, 2017
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2017

Vanguard Massachusetts Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Advisor’s Report.	6
Fund Profile.	9
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	35
Trustees Approve Advisory Arrangement.	37
Glossary.	39

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2017, Vanguard Massachusetts Tax-Exempt Fund returned 5.33%, as did its benchmark index. The average return of its peer funds was 3.82%.

• The fund’s capital return was 3.77% and its return from interest income was 1.56%.

• Municipal bond prices slumped in the wake of the U.S. presidential election but later regained some ground.

• Investor appetite for yield led to tighter overall credit spreads. As spreads narrowed, the fund received a boost from its overweight allocation to lower-rated investment-grade bonds.

• The fund also benefited from greater exposure to longer-dated bonds than the benchmark and peers.

Total Returns: Six Months Ended May 31, 2017
		Taxable-
	30-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Return	Return	Returns
Vanguard Massachusetts Tax-Exempt Fund	2.34%	4.36%	1.56%	3.77%	5.33%
Bloomberg Barclays MA Municipal Bond Index					5.33
Massachusetts Municipal Debt Funds Average					3.82
Massachusetts Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Massachusetts Tax-Exempt Fund	0.15%	1.03%
The fund expense ratio shown is from the prospectus dated March 28, 2017, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2017, the fund’s annualized expense ratio was 0.15%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Massachusetts Municipal Debt Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

At the end of May, we completed the latest round of expense ratio changes for our U.S.-based funds. The estimated savings for our investors during the six-month period was more than $300 million across our fund lineup—another record for us.1

That’s a remarkable amount, but it’s also business as usual here at Vanguard. After all, we’ve been cutting costs for investors for more than 40 years. Indeed, we’ve become so synonymous with driving down costs that when other investment companies lower their fees, the financial press often refers to it as the “Vanguard effect.”

To be sure, high costs persist in some areas of the industry. But the good news is, our 40-year campaign to lower costs seems to be approaching its mathematical limits, with some fund expenses now near zero not just at Vanguard but at other investment companies as well.

What makes investors successful?

While we’ll continue our drive for cost efficiency, we’ll also keep vigorously promoting our three other linchpin investment principles:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

1 This figure represents cumulative net savings from expense ratio changes for all Vanguard fund share classes announced from December 2016 through May 2017. The estimated savings is the difference between prior and current expense ratios multiplied by average assets under management (AUM). Average AUM is based on averaging one month’s daily average assets over the 12 months of each fund’s fiscal year.

• Discipline. Maintain perspective and long-term discipline.

Today, these tenets are more relevant than ever. They’re essential elements of our Personal Advisor Services recommendations, the model portfolios we develop for financial advisors, and our target-date funds.

We’re convinced that as investors increasingly adopt low-cost portfolios, focusing on goals, balance, and discipline could make the difference between achieving financial objectives and falling short.

Of course, there’s nothing new about our philosophy. And it seems simple enough. But unfortunately, we all have built-in behavioral biases that can make it hard to stick to the plan. We might, for example, allow natural inertia to keep us from rebalancing our portfolios to control risk, or we may become too wedded to an opinion or approach.

Lessons from the last crisis

Although it can be difficult at times to follow proven investing principles, it’s not impossible, even under the most challenging circumstances.

During the financial crisis of 2008–2009, various media outlets asked me whether our investors were pulling out of the

Market Barometer
			Total Returns
		Periods Ended May 31, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.55%	17.48%	15.37%
Russell 2000 Index (Small-caps)	4.33	20.36	14.04
Russell 3000 Index (Broad U.S. market)	10.06	17.69	15.26
FTSE All-World ex US Index (International)	16.80	18.45	8.86

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.52%	1.58%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.16	1.46	3.31
Citigroup Three-Month U.S. Treasury Bill Index	0.26	0.41	0.12

CPI
Consumer Price Index	1.40%	1.87%	1.27%

market and running for the hills. In actuality, we didn’t see that at Vanguard. Our clients were certainly nervous, and they contacted us more often. But for the most part, they didn’t engage in the excessive, panicked trading that can be so destructive to building wealth. Those who relied on financial advisors who follow our philosophy were wisely counseled to stay the course.

The accompanying chart shows the importance of patience and discipline. Investors who maintained a 60% stock/ 40% bond mix through the bear market were amply rewarded afterward, while those who fled stocks when they hit bottom were left far behind.

It’s not different this time

Today, nearly a decade after the global financial crisis, the world seems very different. Market indexes recently hit a series of all-time highs. With the wind at their backs and the increasing availability of low-cost funds, investors may be tempted to ask, “What could go wrong?” The answer is, “A lot.” Performance chasing and market-timing won’t be any more effective with low-cost funds than they are with high-cost funds.

Reacting to volatility can hurt returns
Investors who kept a balanced portfolio through the 2008–2009 crash were rewarded

Notes: On October 31, 2007, close to the equity market’s peak, the value of a hypothetical 60/40 portfolio is set at 100. Subsequent returns are calculated relative to this starting value of 100. It is assumed that all dividends and income are reinvested in the components of the indexes. The initial allocation for the portfolios was 42% U.S. stocks, 18% international stocks, and 40% U.S. bonds. The rebalanced portfolio is returned to this allocation every month-end. Returns for the U.S. stock allocation are based on the MSCI US Broad Market Index. Returns for the international stock allocation are based on the MSCI All Country World Index ex USA. Returns for the bond allocation are based on the
Bloomberg Barclays U.S. Aggregate Bond Index. Returns for the cash allocation are based on the Citigroup 3-Month U.S. Treasury Bill Index.
Sources: Vanguard, using data provided by Thomson Reuters Datastream.

Whether markets are sunny or stormy, investors need to stick to their investment plans, maintain balanced and diversified portfolios, and think long-term.

We strive to help investors follow the principles that lead to enduring success. I’d like to think that will be the real “Vanguard effect.”

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 14, 2017

Advisor’s Report

For the six months ended May 31, 2017, Vanguard Massachusetts Tax-Exempt Fund returned 5.33%, matching its benchmark, the Bloomberg Barclays Massachusetts Municipal Bond Index, and surpassing the 3.82% average return of its peer funds.

Both price appreciation and interest income contributed solidly to the results. The fund’s capital return was 3.77% and its return from interest income was 1.56%. Municipal bond yields crept a bit higher over the period. The fund’s 30-day SEC yield inched to 2.34% from 2.31% six months earlier.

Please note: The fund is permitted to invest in bonds whose income is subject to the alternative minimum tax (AMT). However, as of the end of the period, it did not own any AMT bonds.

The investment environment

During the period, the Federal Reserve increased interest rates twice; the second move, in March, put the federal funds rate at 0.75%–1.00% and marked just the third time the Fed had raised rates since the financial crisis. (After the period, in June, the Fed raised rates again.)

The Fed’s decisions signaled a normalization of monetary policy and came as the U.S. economy posted mostly positive results. In May, unemployment hit 4.3%, its lowest level since 2001. Wages ticked up and some commodities posted price increases, pushing inflation closer to the Fed’s 2% target.

In Massachusetts, the unemployment rate increased from 3.1% to 3.9% over the period but still remained below the national average. The commonwealth’s

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	May 31,
Maturity	2016	2017
2 years	1.16%	0.89%
5 years	1.85	1.22
10 years	2.52	1.90
30 years	3.26	2.74
Source: Vanguard.

economy over the period has lagged that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for Massachusetts declined about 1% between November 2016 and April 2017, while at the national level it rose slightly more than 1%.

However, Massachusetts’ economy has outpaced the nation’s in the years since the financial crisis. From its low point in 2009 through April 2017, the bank’s index for Massachusetts climbed about 40%, compared with an increase of about 24% for the U.S. index. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

The Massachusetts economy remains fundamentally strong, and is bolstered by large education, health care, finance, and technology sectors. Massachusetts’ population has grown over 3% between 2010 and 2016. The population enjoys a highly educated workforce and wealth and income levels that are among the highest in the nation.

Despite the strong economy and year-over-year revenue growth of over 1% in the fiscal year through April 30, tax collections have underperformed estimates, a trend seen in many states nationwide. After mid-year budget cuts were implemented in December 2016 to balance the fiscal-year budget as a result of lower-than-expected revenues, revenues continued to underperform in the following months, leaving a projected gap of over $400 million on a $39 billion budget as of the end of May.

The state is reducing revenue projections for fiscal year 2018 based on results from fiscal 2017. While Governor Baker is generally opposed to tax increases, the legislature is expected to place a ballot initiative before voters in November 2018 to add language to the state constitution creating a surtax on incomes over $1 million. If implemented, the surtax is expected to generate an additional $2 billion in annual collections.

Massachusetts’ credit ratings from Moody’s, Fitch, and Standard & Poor’s remained unchanged during the fund’s reporting period ended May 31—Aa1 with a stable outlook from Moody’s, AA+ with a stable outlook from Fitch, and AA+ with a negative outlook from S&P. In June, however, S&P downgraded Massachusetts debt to AA.

Management of the fund

We strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts perform objective, independent analyses of bonds owned by the fund. Our investment process relies on robust risk management that monitors the positioning of the fund.

The fund’s A-rated and Baa-rated bonds and its bonds with maturities of 10–20 years and 20–30 years boosted its performance compared with its benchmark index.

Weaker results among general obligation state holdings were somewhat offset by our stronger university revenue and hospital revenue issues.

A look ahead

Absent an unexpected external shock, the U.S. economy looks set to continue its steady growth, with real GDP likely to be around 2% in 2017, or perhaps closer to 2.5% if implementation of the Trump administration’s agenda has a positive effect on the economy. While job growth may slow given the tightening we’ve seen in the labor market, competition for labor could increase the pace of annual wage increases. That should provide some support to inflation in the short term, but not so much that it would significantly overshoot the central bank’s 2% target. We’re encouraged by the Fed’s decision to continue normalizing rates, which have been near zero since 2009. By year end, the federal funds rate could increase to 1.25%–1.5% and we might see the Fed begin to reduce its balance sheet; in any case, we think the Fed will maintain its gradual, “dovish” policy approach given the structural anti-inflationary forces still at work in the global economy.

If growth and inflation remain modest, the cost of borrowing shouldn’t get out of hand, especially if yields in the United States remain attractive compared with those in other developed economies. International demand should help cap U.S. bond yields.

Although the pro-business, pro-growth agenda of the new administration could give the economy a boost, it remains to be seen what will get passed into law and what the financial markets’ reaction will be. Needless to say, we will closely monitor developments that could cloud the outlook for munis, such as changes to the marginal tax rates for individuals and corporations, a cap on the level of tax exemption for munis, and increased muni issuance if infrastructure spending ramps up significantly.

Although we may see more volatility in 2017, we expect munis to continue to offer relative stability and a steady stream of income. And whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek opportunities to produce competitive returns.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Mathew M. Kiselak, Principal,
Portfolio Manager,
Head of Municipal Bond Desk

Vanguard Fixed Income Group

June 16, 2017

Massachusetts Tax-Exempt Fund

Fund Profile
As of May 31, 2017

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		MA	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	403	1,896	50,785
Yield to Maturity
(before expenses)	2.3%	2.0%	2.1%
Average Coupon	4.7%	4.8%	4.8%
Average Duration	7.1 years	6.6 years	6.2 years
Average Stated
Maturity	16.8 years	12.8 years	12.9 years
Ticker Symbol	VMATX	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	2.34%	—	—
Short-Term
Reserves	3.3%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays MA	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.98	0.98
Beta	1.10	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.9%
1 - 3 Years	3.2
3 - 5 Years	3.3
5 - 10 Years	7.7
10 - 20 Years	43.8
20 - 30 Years	35.2
Over 30 Years	2.9

Distribution by Credit Quality (% of portfolio)

AAA	15.8%
AA	60.9
A	13.2
BBB	10.0
Not Rated	0.1

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of
which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds,
trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratio shown is from the prospectus dated March 28, 2017, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2017, the annualized expense ratio was 0.15%.

Massachusetts Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2006, Through May 31, 2017
				Bloomberg
				Barclays MA
				Municipal
				Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2007	4.18%	-2.03%	2.15%	3.27%
2008	4.00	-6.72	-2.72	-1.30
2009	4.42	7.94	12.36	13.60
2010	3.80	-0.39	3.41	3.96
2011	3.76	2.56	6.32	6.41
2012	3.49	6.92	10.41	9.57
2013	3.02	-7.73	-4.71	-3.52
2014	3.48	5.84	9.32	7.72
2015	3.15	0.62	3.77	3.14
2016	2.85	-3.53	-0.68	-0.82
2017	1.56	3.77	5.33	5.33
Note: For 2017, performance data reflect the six months ended May 31, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Massachusetts
Tax-Exempt Fund	12/9/1998	-0.65%	3.29%	3.58%	0.50%	4.08%

See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (98.9%)
Boston MA GO	5.000%	2/1/24	2,345	2,733
Boston MA GO	5.000%	3/1/24	3,000	3,608
Boston MA GO	5.000%	4/1/28	1,940	2,359
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,066
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,617
Boston MA Water & Sewer Commission Revenue	5.000%	5/1/19 (Prere.)	3,725	4,010
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/19 (Prere.)	1,000	1,095
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/20	1,550	1,757
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/30	750	876
Cambridge MA GO	5.000%	1/1/23	850	990
Cambridge MA GO	4.000%	1/1/26	1,600	1,856
Cambridge MA GO	4.000%	1/1/27	1,000	1,149
Essex MA North Shore Agricultural & Technical
School District GO	4.000%	6/1/39	2,810	2,953
Holyoke MA GO	5.000%	9/1/30	1,690	1,927
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,961
Massachusetts Bay Transportation Authority
Assessment Revenue	4.000%	7/1/37	5,000	5,248
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	7,430	8,487
Massachusetts Bay Transportation Authority
General Transportation Revenue VRDO	0.710%	6/7/17	900	900
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/17 (Prere.)	1,020	578
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	75
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,179
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/23	4,000	4,825
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	2,825	3,451
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	5,950	7,449
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,100

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	3,769
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,607
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	13,033
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,107
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,192
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	2,145	2,359
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.880%	6/7/17	2,879	2,879
Massachusetts Clean Energy Cooperative
Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,384
Massachusetts Clean Energy Cooperative
Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,313
Massachusetts Clean Energy Cooperative
Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,857
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,000	3,583
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28	4,485	5,747
Massachusetts Clean Water Trust Revenue	5.000%	2/1/29	405	498
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29	3,545	4,555
Massachusetts Clean Water Trust Revenue	5.000%	2/1/30	405	494
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,474
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,387
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,279
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,430	1,706
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,425
Massachusetts College Building Authority
Revenue	4.000%	5/1/29	2,015	2,247
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,659
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,610	1,776
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,248
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,325
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,000	4,557
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,418
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,661
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,715
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	3,840

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	3,000	3,300
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	6,117
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,566
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,000	3,244
Massachusetts Department of Transportation
Metropolitan Highway System Revenue VRDO	0.710%	6/7/17	3,600	3,600
Massachusetts Department of Transportation
Metropolitan Highway System Revenue VRDO	0.740%	6/7/17	3,900	3,900
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,841
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,701
Massachusetts Development Finance Agency
Revenue (Bentley University)	5.000%	7/1/40	5,750	6,594
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,685	2,003
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,738
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/46	1,500	1,724
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,275
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,382
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,652
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,569
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,368
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	520	564
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/38	2,950	3,500
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,192
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/42	2,000	2,363
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	554
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,532
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,535	2,802
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	3,100	3,528
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	2,450	2,760

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	4,245	4,758
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	1,510	1,671
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	1,000	1,099
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	7,000	7,595
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/17 (Prere.)	10,000	10,035
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,756
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,964
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	3,000	3,123
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/46	3,000	3,448
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,625
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	5,575	7,152
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/37	4,000	4,486
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	3,000	3,595
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,146
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,139
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,150
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,148
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	650
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	595
Massachusetts Development Finance Agency
Revenue (Children’s Hospital)	5.000%	10/1/34	2,440	2,850
Massachusetts Development Finance Agency
Revenue (Children’s Hospital)	5.000%	10/1/46	4,000	4,597
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract Assistance)	5.000%	5/1/35	5,210	5,999
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	2,160	2,376
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/30	2,115	2,526
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	11,105	12,761
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/46	4,000	4,561
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	5,189

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/28	1,825	2,083
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	3,000	3,325
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	6,000	6,273
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,960	6,538
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	1,700	1,943
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	4,330	4,810
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	4,000	4,447
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	9,790	11,076
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	740	837
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	260	294
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/21 (Prere.)	11,000	12,657
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	5,340	6,476
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/34	5,000	6,037
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/36	3,500	3,848
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	9,340	12,219
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	7,000	9,266
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28	750	838
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,750	1,976
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	9,000	10,119
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,000	4,452
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,156
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	6,010	6,402
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/19	175	189
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/21	300	344
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/23	250	298

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/26	1,380	1,594
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	469
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	350
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	516
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,000	2,143
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/37	300	328
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/42	500	543
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,920	2,052
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	1,500	1,613
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/47	2,500	2,705
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,124
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,755	6,433
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/18 (Prere.)	1,500	1,567
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,711
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,992
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,081
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,500	3,918
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,815
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,304
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	7,193
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,709
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,406
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	8,573
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	4,000	4,467
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,386
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,400

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,241
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	5,000	5,653
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,818
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,718
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	1,500	1,583
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,165
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,212
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,250	2,508
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,341
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	2,000	2,227
Massachusetts Development Finance Agency
Revenue (Southcoast Health System Obligated
Group)	5.000%	7/1/27	1,550	1,783
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/34	1,000	1,167
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/35	2,000	2,324
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art Institute)	4.000%	7/1/41	6,130	6,403
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,184
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/35	1,000	1,137
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/36	1,000	1,133
Massachusetts Development Finance Agency
Revenue (Suffolk University)	4.000%	7/1/39	6,975	7,120
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,160
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/27	3,545	4,056
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	4,500	5,284
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	850	975
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,298
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,000	1,156
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/31	1,000	1,142

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/32	1,000	1,137
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/38	3,000	3,379
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	3,067
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,136
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.500%	7/1/31	5,500	6,112
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	771
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	1,355	1,487
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,296
Massachusetts Development Finance Agency
Revenue (Wentworth Institute
of Technology Inc.)	5.000%	10/1/46	4,250	4,714
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,825	3,111
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/32 (12)	1,620	970
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/33 (12)	3,290	1,881
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	1,993
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,155
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	2,650	2,703
2 Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/29	1,000	1,249
2 Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/30	1,000	1,241
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/33	5,600	6,676
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,616
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,923
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/52	10,095	11,375
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,483
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,363
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,138
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	3,000	3,494
Massachusetts Federal Highway Revenue	5.000%	6/15/27	6,000	7,213

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	8/1/17 (Prere.)	1,250	1,259
Massachusetts GO	5.250%	8/1/17 (Prere.)	1,500	1,511
Massachusetts GO	5.000%	7/1/19 (Prere.)	780	845
Massachusetts GO	5.500%	10/1/19 (2)	2,025	2,238
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,105
Massachusetts GO	5.000%	4/1/20	2,550	2,836
Massachusetts GO	5.250%	8/1/20	4,740	5,364
Massachusetts GO	5.000%	8/1/21 (Prere.)	2,000	2,315
Massachusetts GO	5.000%	8/1/21 (Prere.)	6,500	7,510
Massachusetts GO	5.000%	5/1/23	2,500	3,010
Massachusetts GO	5.250%	8/1/23	1,000	1,226
Massachusetts GO	5.000%	7/1/26	9,000	10,580
Massachusetts GO	5.000%	7/1/27	5,000	6,338
Massachusetts GO	5.000%	7/1/28	10,740	13,238
Massachusetts GO	5.000%	7/1/28	2,570	3,285
Massachusetts GO	5.000%	7/1/29	4,900	5,990
Massachusetts GO	5.000%	7/1/30	560	680
Massachusetts GO	5.500%	8/1/30 (2)	7,000	9,259
Massachusetts GO	5.000%	7/1/32	3,460	4,156
Massachusetts GO	4.000%	8/1/32	5,000	5,326
Massachusetts GO	5.000%	7/1/33	5,215	6,226
Massachusetts GO	4.500%	7/1/34	11,170	12,518
Massachusetts GO	5.000%	7/1/34	5,000	5,943
Massachusetts GO	5.000%	12/1/34	13,000	15,551
Massachusetts GO	4.000%	4/1/35	5,000	5,321
Massachusetts GO	4.000%	5/1/35	5,000	5,264
Massachusetts GO	5.000%	7/1/35	4,000	4,683
Massachusetts GO	5.000%	7/1/35	5,000	5,916
Massachusetts GO	5.000%	7/1/36	4,000	4,719
Massachusetts GO	5.000%	8/1/36	9,000	10,228
Massachusetts GO	5.000%	12/1/36	3,000	3,561
Massachusetts GO	5.000%	7/1/37	500	582
Massachusetts GO	5.000%	8/1/37	5,000	5,660
Massachusetts GO	4.000%	4/1/38	4,000	4,223
Massachusetts GO	5.000%	7/1/38	5,000	5,864
Massachusetts GO	5.000%	12/1/38	2,500	2,949
Massachusetts GO	4.000%	12/1/39	500	530
Massachusetts GO	5.000%	7/1/40	8,000	9,278
Massachusetts GO	5.000%	3/1/41	8,000	9,149
Massachusetts GO	4.000%	9/1/41	3,000	3,159
Massachusetts GO	5.250%	4/1/42	3,000	3,634
Massachusetts GO	4.000%	9/1/42	6,900	7,265
Massachusetts GO	4.000%	6/1/43	7,820	8,016
Massachusetts GO	4.500%	8/1/43	3,705	4,016
Massachusetts GO	4.000%	12/1/44	7,350	7,730
Massachusetts GO	4.000%	5/1/45	10,000	10,390
Massachusetts GO	5.000%	7/1/45	2,000	2,310
Massachusetts GO	4.000%	12/1/45	5,000	5,254
Massachusetts GO	5.000%	4/1/47	8,950	10,506
Massachusetts GO	5.250%	4/1/47	7,000	8,438
1 Massachusetts GO TOB VRDO	0.840%	6/1/17 LOC	12,010	12,010
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical
Center) VRDO	0.780%	6/1/17 LOC	2,100	2,100

Massachusetts Tax-Exempt Fund

			Face	Market
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of
Music, Inc.)	5.000%	10/1/26	120	122
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	315	329
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	2,575	2,687
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.000%	7/1/18 (Prere.)	2,000	2,089
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,015	3,153
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,500	3,660
Massachusetts Health & Educational Facilities
Authority Revenue (Children’s Hospital)	5.500%	12/1/39	4,000	4,363
Massachusetts Health & Educational Facilities
Authority Revenue (Children’s Hospital) VRDO	0.780%	6/1/17 LOC	5,400	5,400
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,276
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	810	892
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	925	1,019
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,441
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/19 (Prere.)	1,650	1,776
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/19 (Prere.)	2,080	2,239
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	1,000	1,051
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,000	3,951
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.790%	6/1/17	4,500	4,500
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.790%	6/1/17	1,100	1,100
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,260
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,612
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,126
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,143
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)	5.250%	7/1/29	10,000	10,824
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)	5.000%	7/1/39	1,680	1,788

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.800%	6/7/17	3,800	3,800
2 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.730%	6/7/17	6,700	6,700
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.760%	6/7/17	1,100	1,100
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health System)	5.000%	7/1/39	6,000	6,286
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,654
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.730%	6/1/17	100	100
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	100	110
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	3,086
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	2,935	2,979
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	865	876
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	990	1,047
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	2,560	2,641
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	2,530	2,659
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	1,360	1,443
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.050%	12/1/52	4,490	4,557
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,434
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,304
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	2,064
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,297
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,468
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,756
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,944
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/17 (Prere.)	20	20
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,000	5,920
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,110	3,657
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,000	5,872
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	11,733
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,490

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	11,450	13,384
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	2,941
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,241
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,733
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,522
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,334
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,400	2,741
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,359
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	7,000	8,361
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,000	11,503
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/36	5,000	5,316
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,159
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,823
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	3,045
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	4,700	4,919
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	10,000	12,797
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,827
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	2,000	2,304
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/33	2,050	2,303
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,054
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/38	2,750	3,090
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/43	5,000	5,607
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,000	5,729
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/45	7,000	7,373
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	10,000	10,525
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	5,000	5,819
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	7,000	8,212

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	7,709
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,537
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,900
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	4,287
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,670	5,182
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	542
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	3,010	3,575
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,010	9,716
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/28	975	1,176
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,980
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,687
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	5,685	6,141
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	500	503
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	875	881
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	2,950	3,204
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	2,775	3,119
3 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	500	562
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	1,000	1,141
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	208
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	948
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/22 (Prere.)	2,400	2,842
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,807
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	2,000	2,238
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	5,000	6,247
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	800	991
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	6,000	6,882

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	1,070	1,338
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,280	2,767
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,289
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,020	6,061
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	3,300	4,027
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	7,500	7,552
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	3,465	4,211
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,025	13,116
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	6,310	8,235
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	7,200	7,761
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,130
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	2,690	3,170
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	9,860	11,620
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,143
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,386
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	9,119
Massachusetts Water Resources Authority
Revenue VRDO	0.750%	6/7/17	1,400	1,400
Massachusetts Water Resources Authority
Revenue VRDO	0.760%	6/7/17	2,100	2,100
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,130
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	7,930
Scituate MA GO	4.000%	9/15/39	3,000	3,159
University of Massachusetts Building Authority
Revenue	5.000%	5/1/18 (Prere.)	1,615	1,676
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,500	2,986
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	4,802
University of Massachusetts Building Authority
Revenue	5.000%	11/1/35	5,460	6,566
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,276
University of Massachusetts Building Authority
Revenue	5.000%	11/1/38	4,615	5,499

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,437
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	7,656
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	3,000	3,487
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	3,365	3,843
University of Massachusetts Building Authority
Revenue	5.250%	11/1/47	5,000	6,075
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,575,814
Guam (0.3%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	3,000	3,269
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	2,250	2,504
				5,773
Total Tax-Exempt Municipal Bonds (Cost $1,524,885)				1,581,587

				Amount
				($000)
Other Assets and Liabilities (0.8%)
Other Assets
Investment in Vanguard				105
Receivables for Investment Securities Sold				1,365
Receivables for Accrued Income				20,823
Receivables for Capital Shares Issued				1,024
Other Assets				135
Total Other Assets				23,452
Liabilities
Payables for Investment Securities Purchased				(7,462)
Payables for Capital Shares Redeemed				(1,588)
Payables for Distributions				(956)
Payables to Vanguard				(1,202)
Other Liabilities				(70)
Total Liabilities				(11,278)
Net Assets (100%)
Applicable to 147,482,661 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,593,761
Net Asset Value Per Share				$10.81

Massachusetts Tax-Exempt Fund

At May 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,536,857
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	238
Unrealized Appreciation (Depreciation)
Investment Securities	56,702
Futures Contracts	(36)
Net Assets	1,593,761

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $18,689,000, representing 1.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2017.
3 Securities with a value of $534,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2017
($000)
Investment Income
Income
Interest	24,067
Total Income	24,067
Expenses
The Vanguard Group—Note B
Investment Advisory Services	106
Management and Administrative	884
Marketing and Distribution	142
Custodian Fees	9
Shareholders’ Reports	12
Total Expenses	1,153
Net Investment Income	22,914
Realized Net Gain (Loss)
Investment Securities Sold	905
Futures Contracts	11
Realized Net Gain (Loss)	916
Change in Unrealized Appreciation (Depreciation)
Investment Securities	54,893
Futures Contracts	20
Change in Unrealized Appreciation (Depreciation)	54,913
Net Increase (Decrease) in Net Assets Resulting from Operations	78,743

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,914	42,198
Realized Net Gain (Loss)	916	8,350
Change in Unrealized Appreciation (Depreciation)	54,913	(65,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,743	(14,932)
Distributions
Net Investment Income	(22,909)	(42,165)
Realized Capital Gain[1]	(7,445)	(2,006)
Total Distributions	(30,354)	(44,171)
Capital Share Transactions
Issued	257,063	386,397
Issued in Lieu of Cash Distributions	23,365	32,506
Redeemed	(193,797)	(187,088)
Net Increase (Decrease) from Capital Share Transactions	86,631	231,815
Total Increase (Decrease)	135,020	172,712
Net Assets
Beginning of Period	1,458,741	1,286,029
End of Period[2]	1,593,761	1,458,741

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $578,000 and $204,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.47	$10.87	$10.87	$10.27	$11.13	$10.41
Investment Operations
Net Investment Income	.159	.323	.334	.345	.340	.349
Net Realized and Unrealized Gain (Loss)
on Investments	.393	(.383)	.067	.600	(.860)	.720
Total from Investment Operations	. 552	(. 060)	. 401	. 945	(. 520)	1.069
Distributions
Dividends from Net Investment Income	(.159)	(. 323)	(. 334)	(. 345)	(. 340)	(. 349)
Distributions from Realized Capital Gains	(.053)	(.017)	(.067)	—	—	—
Total Distributions	(. 212)	(. 340)	(. 401)	(. 345)	(. 340)	(. 349)
Net Asset Value, End of Period	$10.81	$10.47	$10.87	$10.87	$10.27	$11.13

Total Return[1]	5.33%	-0.68%	3.77%	9.32%	-4.71%	10.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,594	$1,459	$1,286	$1,148	$1,001	$1,127
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.01%	2.91%	3.09%	3.24%	3.21%	3.22%
Portfolio Turnover Rate	21%	25%	15%	27%	36%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Notes to Financial Statements

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2017, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and for the period ended May 31, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Massachusetts Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA) These costs of operations are allocated to the fund based on methods and guidelines approved by board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard At May 31, 2017, the fund had contributed to Vanguard capital in the amount of $105,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Massachusetts Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,581,587	—
Futures Contracts—Assets[1]	20	—	—
Futures Contracts—Liabilities[1]	(41)	—	—
Total	(21)	1,581,587	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2017	204	44,163	35
5-Year U.S. Treasury Note	September 2017	208	24,609	34
10-Year U.S. Treasury Note	September 2017	48	6,062	18
Ultra 10-Year U.S. Treasury Note	September 2017	(133)	(18,053)	(95)
30-Year U.S. Treasury Bond	September 2017	(22)	(3,384)	(28)
				(36)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2017, the cost of investment securities for tax purposes was $1,525,618,000. Net unrealized appreciation of investment securities for tax purposes was $55,969,000, consisting of unrealized gains of $63,057,000 on securities that had risen in value since their purchase and $7,088,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2017, the fund purchased $246,800,000 of investment securities and sold $154,783,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2017, such purchases and sales were $63,250,000 and $59,795,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Massachusetts Tax-Exempt Fund

G. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
	Shares	Shares
	(000)	(000)
Issued	24,351	35,040
Issued in Lieu of Cash Distributions	2,206	2,947
Redeemed	(18,353)	(17,064)
Net Increase (Decrease) in Shares Outstanding	8,204	20,923

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Massachusetts Tax-Exempt Fund	11/30/2016	5/31/2017	Period
Based on Actual Fund Return	$1,000.00	$1,053.31	$0.77
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.18	0.76

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Bloomberg Barclays Indices to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal Bond Funds is the licensing of the Bloomberg Barclays Indices, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Bloomberg Barclays Indices. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT

TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES

OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer

Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1682 072017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 18, 2017
VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 18, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.

0448435, v0.62